Other Non-Current Assets	3 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets	Other Non-Current Assets
Other non-current assets consisted of the following:

	December 31, 2020	September 30, 2020
	($ in thousands)
Debt issuance costs, net	$1,764	$1,867
Prepayments to outside operators	188	284
Other deposits	82	98
Total other non-current assets	$2,034	$2,249